SCHEDULE OF ASSETS AND LIABILITIES AVERAGE EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Basis Of Preparation
Exchange rate of CAD 1 to US dollar at year-end	1.438	1.324
Average exchange of during the year	1.370	1.350